Other Operating Expenses, Net	12 Months Ended
Dec. 31, 2018
Other Operating Expenses (Income), Net [Abstract]
Other Operating Expenses, net

Note 29 - Other Operating Expenses, net

	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS

Provision for severance pay in early retirement See note 20E	96	23	559
Provision for claims	(4)	19	91
Capital gain from sale of property plant and equipment	(86)	(27)	1
Profit from sale of an associate	-	-	(15)
Others	15	5	(1)
	21	20	635